June 24, 2015

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	ProShares Trust (the “Trust”)

(File Nos. 333-89822 and 811-21114)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, this letter serves as certification that the form of Prospectus and Statement of Additional Information for ProShares Hedged FTSE Europe ETF, a series of the Trust, that would have been filed under paragraph (b) or (c) of Rule 497 does not differ from that contained in Post-Effective Amendment No. 147 to the Trust’s Registration Statement on Form N-1A, which was filed electronically with the Securities and Exchange Commission on June 22, 2015 (Accession No. 0001193125-15-230244).

Should you have any comments or questions, please do not hesitate to contact me at (240) 497-6578.

Sincerely,

/s/ Robert Borzone

Robert Borzone
Vice President and Legal Counsel